Cover Page Cover	Oct. 04, 2020
Cover [Abstract]
Entity Registrant Name	TC PipeLines, LP
Document Period End Date	Oct. 04, 2020
Amendment Flag	false
Entity Central Index Key	0001075607
Entity Tax Identification Number	52-2135448
Entity Incorporation, State or Country Code	DE
City Area Code	(877)
Local Phone Number	290-2772
Entity Address, Address Line One	700 Louisiana Street,
Entity Address, Address Line Two	Suite 700
Entity Address, Postal Zip Code	77002-2761
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity File Number	001-35358
Title of 12(b) Security	Common units representing limited partner interests
Trading Symbol	TCP
Security Exchange Name	NYSE
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K